Taxes - Undistributed Foreign Earnings (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Taxes
Deferred tax liability for undistributed foreign earnings not indefinitely reinvested	$ 725	$ 981
Undistributed earnings of foreign subsidiaries indefinitely reinvested in foreign operations	$ 650